Supplemental Guarantor Information (Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net sales
Services	$ 356.5	$ 352.9	$ 693.2	$ 694.5
Products	223.5	291.6	396.4	524.8
Total net sales	580.0	644.5	1,089.6	1,219.3
Cost of sales
Services	235.4	234.3	463.9	464.2
Products	189.5	239.5	331.8	425.1
Cost of Goods and Services Sold	424.9	473.8	795.7	889.3
Gross profit (loss)	155.1	170.7	293.9	330.0
Selling and administrative expense	127.3	124.9	252.9	245.4
Research, development and engineering expense	17.6	23.9	36.1	46.2
Impairment of assets	0.0	(0.5)	0.0	18.9
(Gain) loss on sale of assets, net	(0.1)	(1.6)	0.3	(1.5)
Operating Expenses	144.8	146.7	289.3	309.0
Operating profit (loss)	10.3	24.0	4.6	21.0
Other income (expense)
Interest income	6.3	6.8	11.2	14.7
Interest expense	(24.3)	(7.6)	(35.8)	(15.6)
Foreign exchange (loss) gain, net	(1.2)	(1.3)	(3.6)	(10.5)
Equity in earnings of subsidiaries	0.0	0.0	0.0	0.0
Miscellaneous, net	(26.8)	0.9	7.8	(0.3)
(Loss) income from continuing operations before taxes	(35.7)	22.8	(15.8)	9.3
Income tax (benefit) expense	(14.9)	3.1	(15.7)	(0.3)
(Loss) income from continuing operations, net of tax	(20.8)	19.7	(0.1)	9.6
Income from discontinued operations, net of tax	0.5	4.2	148.3	8.7
Net (loss) income	(20.3)	23.9	148.2	18.3
Income attributable to noncontrolling interests, net of tax	0.8	1.7	1.1	(1.1)
Net (loss) income attributable to Diebold, Incorporated	(21.1)	22.2	147.1	19.4
Comprehensive (loss) income	(2.2)	30.4	196.3	(38.1)
Less: comprehensive income attributable to noncontrolling interests	0.2	1.8	0.6	(0.8)
Comprehensive (loss) income attributable to Diebold, Incorporated	(2.4)	28.6	195.7	(37.3)
Parent Company [Member]
Net sales
Services	207.4	195.7	412.7	384.0
Products	71.3	53.9	127.2	96.9
Total net sales	278.7	249.6	539.9	480.9
Cost of sales
Services	139.4	132.0	282.1	261.5
Products	59.7	32.0	107.5	55.5
Cost of Goods and Services Sold	199.1	164.0	389.6	317.0
Gross profit (loss)	79.6	85.6	150.3	163.9
Selling and administrative expense	77.8	72.6	156.1	135.1
Research, development and engineering expense	1.1	2.4	2.4	4.5
Impairment of assets	0.0	0.0	0.0	0.0
(Gain) loss on sale of assets, net	0.1	0.1	0.2	0.2
Operating Expenses	79.0	75.1	158.7	139.8
Operating profit (loss)	0.6	10.5	(8.4)	24.1
Other income (expense)
Interest income	0.9	0.0	1.0	0.4
Interest expense	(23.6)	(7.0)	(34.9)	(14.2)
Foreign exchange (loss) gain, net	(1.3)	0.9	(3.0)	0.5
Equity in earnings of subsidiaries	14.4	15.2	30.3	(1.6)
Miscellaneous, net	(26.8)	1.0	6.5	1.6
(Loss) income from continuing operations before taxes	(35.8)	20.6	(8.5)	10.8
Income tax (benefit) expense	(14.2)	2.4	(17.2)	(0.3)
(Loss) income from continuing operations, net of tax	(21.6)	18.2	8.7	11.1
Income from discontinued operations, net of tax	0.5	4.0	138.4	8.3
Net (loss) income	(21.1)	22.2	147.1	19.4
Income attributable to noncontrolling interests, net of tax	0.0	0.0	0.0	0.0
Net (loss) income attributable to Diebold, Incorporated	(21.1)	22.2	147.1	19.4
Comprehensive (loss) income	(2.4)	28.6	195.7	(37.3)
Less: comprehensive income attributable to noncontrolling interests	0.0	0.0	0.0	0.0
Comprehensive (loss) income attributable to Diebold, Incorporated	(2.4)	28.6	195.7	(37.3)
Guarantor Subsidiaries [Member]
Net sales
Services	0.0	0.0	0.0	0.0
Products	0.4	0.5	0.9	0.9
Total net sales	0.4	0.5	0.9	0.9
Cost of sales
Services	0.4	0.5	0.8	0.9
Products	2.2	3.1	4.0	6.2
Cost of Goods and Services Sold	2.6	3.6	4.8	7.1
Gross profit (loss)	(2.2)	(3.1)	(3.9)	(6.2)
Selling and administrative expense	3.1	2.6	5.5	5.8
Research, development and engineering expense	11.6	16.1	23.7	31.7
Impairment of assets	0.0	0.0	0.0	9.1
(Gain) loss on sale of assets, net	(0.1)	(0.2)	(0.1)	(0.2)
Operating Expenses	14.6	18.5	29.1	46.4
Operating profit (loss)	(16.8)	(21.6)	(33.0)	(52.6)
Other income (expense)
Interest income	0.2	0.3	0.4	0.7
Interest expense	0.0	0.0	(0.1)	(0.1)
Foreign exchange (loss) gain, net	0.0	(0.1)	0.0	(0.1)
Equity in earnings of subsidiaries	0.0	0.0	0.0	0.0
Miscellaneous, net	1.8	4.0	3.2	6.9
(Loss) income from continuing operations before taxes	(14.8)	(17.4)	(29.5)	(45.2)
Income tax (benefit) expense	(2.1)	(3.4)	(4.9)	(10.1)
(Loss) income from continuing operations, net of tax	(12.7)	(14.0)	(24.6)	(35.1)
Income from discontinued operations, net of tax	0.0	0.0	0.0	0.0
Net (loss) income	(12.7)	(14.0)	(24.6)	(35.1)
Income attributable to noncontrolling interests, net of tax	0.0	0.0	0.0	0.0
Net (loss) income attributable to Diebold, Incorporated	(12.7)	(14.0)	(24.6)	(35.1)
Comprehensive (loss) income	(12.7)	(14.0)	(24.6)	(35.1)
Less: comprehensive income attributable to noncontrolling interests	0.0	0.0	0.0	0.0
Comprehensive (loss) income attributable to Diebold, Incorporated	(12.7)	(14.0)	(24.6)	(35.1)
Non-Guarantor Subsidiaries [Member]
Net sales
Services	149.1	157.2	280.5	310.5
Products	151.8	237.2	268.2	427.1
Total net sales	300.9	394.4	548.7	737.6
Cost of sales
Services	95.6	101.8	181.0	201.8
Products	127.6	204.4	220.2	363.5
Cost of Goods and Services Sold	223.2	306.2	401.2	565.3
Gross profit (loss)	77.7	88.2	147.5	172.3
Selling and administrative expense	46.4	49.7	91.3	104.5
Research, development and engineering expense	4.9	5.4	10.0	10.0
Impairment of assets	0.0	(0.5)	0.0	9.8
(Gain) loss on sale of assets, net	(0.1)	(1.5)	0.2	(1.5)
Operating Expenses	51.2	53.1	101.5	122.8
Operating profit (loss)	26.5	35.1	46.0	49.5
Other income (expense)
Interest income	5.2	6.5	9.8	13.6
Interest expense	(0.7)	(0.6)	(0.8)	(1.3)
Foreign exchange (loss) gain, net	0.1	(2.1)	(0.6)	(10.9)
Equity in earnings of subsidiaries	0.0	0.0	0.0	0.0
Miscellaneous, net	(1.8)	(4.1)	(1.9)	(8.8)
(Loss) income from continuing operations before taxes	29.3	34.8	52.5	42.1
Income tax (benefit) expense	1.4	4.1	6.4	10.1
(Loss) income from continuing operations, net of tax	27.9	30.7	46.1	32.0
Income from discontinued operations, net of tax	0.0	0.2	9.9	0.4
Net (loss) income	27.9	30.9	56.0	32.4
Income attributable to noncontrolling interests, net of tax	0.8	1.7	1.1	(1.1)
Net (loss) income attributable to Diebold, Incorporated	27.1	29.2	54.9	33.5
Comprehensive (loss) income	49.2	38.1	109.8	(28.8)
Less: comprehensive income attributable to noncontrolling interests	0.2	1.8	0.6	(0.8)
Comprehensive (loss) income attributable to Diebold, Incorporated	49.0	36.3	109.2	(28.0)
Reclassifications And Eliminations [Member]
Net sales
Services	0.0	0.0	0.0	0.0
Products	0.0	0.0	0.1	(0.1)
Total net sales	0.0	0.0	0.1	(0.1)
Cost of sales
Services	0.0	0.0	0.0	0.0
Products	0.0	0.0	0.1	(0.1)
Cost of Goods and Services Sold	0.0	0.0	0.1	(0.1)
Gross profit (loss)	0.0	0.0	0.0	0.0
Selling and administrative expense	0.0	0.0	0.0	0.0
Research, development and engineering expense	0.0	0.0	0.0	0.0
Impairment of assets	0.0	0.0	0.0	0.0
(Gain) loss on sale of assets, net	0.0	0.0	0.0	0.0
Operating Expenses	0.0	0.0	0.0	0.0
Operating profit (loss)	0.0	0.0	0.0	0.0
Other income (expense)
Interest income	0.0	0.0	0.0	0.0
Interest expense	0.0	0.0	0.0	0.0
Foreign exchange (loss) gain, net	0.0	0.0	0.0	0.0
Equity in earnings of subsidiaries	(14.4)	(15.2)	(30.3)	1.6
Miscellaneous, net	0.0	0.0	0.0	0.0
(Loss) income from continuing operations before taxes	(14.4)	(15.2)	(30.3)	1.6
Income tax (benefit) expense	0.0	0.0	0.0	0.0
(Loss) income from continuing operations, net of tax	(14.4)	(15.2)	(30.3)	1.6
Income from discontinued operations, net of tax	0.0	0.0	0.0	0.0
Net (loss) income	(14.4)	(15.2)	(30.3)	1.6
Income attributable to noncontrolling interests, net of tax	0.0	0.0	0.0	0.0
Net (loss) income attributable to Diebold, Incorporated	(14.4)	(15.2)	(30.3)	1.6
Comprehensive (loss) income	(36.3)	(22.3)	(84.6)	63.1
Less: comprehensive income attributable to noncontrolling interests	0.0	0.0	0.0	0.0
Comprehensive (loss) income attributable to Diebold, Incorporated	$ (36.3)	$ (22.3)	$ (84.6)	$ 63.1